Financial Information for Subsidiary and Guarantor Parent	12 Months Ended
Dec. 31, 2019
Financial Information for Subsidiary and Guarantor Parent [Abstract]
Financial Information for Subsidiary and Guarantor Parent	Financial Information for Subsidiary and Guarantor Parent
The payment obligations under the $150.0 million 6.95% Debentures due 2025 issued by Allegheny Ludlum, LLC (formerly known as Allegheny Ludlum Corporation) (the “Subsidiary”) are fully and unconditionally guaranteed by ATI (the “Guarantor Parent”). In accordance with positions established by the U.S. Securities and Exchange Commission, the following financial information sets forth separately financial information with respect to the Subsidiary, the Non-guarantor Subsidiaries and the Guarantor Parent. The principal elimination entries eliminate investments in subsidiaries and certain intercompany balances and transactions.
ATI is the plan sponsor for the U.S. qualified defined benefit pension plans, which cover certain current and former employees of the Subsidiary and the Non-guarantor Subsidiaries. As a result, the balance sheets presented for the Subsidiary and the Non-guarantor Subsidiaries do not include any U.S. qualified defined benefit pension assets or liabilities, or the related deferred taxes. These assets, liabilities and related deferred taxes and pension income or expense are recognized by the Guarantor Parent. Management and royalty fees charged to the Subsidiary and to the Non-guarantor Subsidiaries by the Guarantor Parent have been excluded solely for purposes of this presentation. The effects of income tax valuation allowances on U.S. Federal and State deferred tax assets are excluded from the Subsidiary’s financial results, and are reported by the Guarantor Parent or the Non-guarantor Subsidiaries, as applicable.
Allegheny Technologies Incorporated
Financial Information for Subsidiary and Guarantor Parent
Balance Sheets
December 31, 2019

(In millions)	Guarantor Parent	Subsidiary	Non-guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Cash and cash equivalents	$0.3	$4.2	$486.3	$—	$490.8
Accounts receivable, net	—	123.7	430.4	—	554.1
Intercompany notes receivable	—	—	4,402.8	(4,402.8)	—
Short-term contract assets	—	—	38.5	—	38.5
Inventories, net	—	213.0	942.3	—	1,155.3
Prepaid expenses and other current assets	5.6	18.5	40.2	—	64.3
Total current assets	5.9	359.4	6,340.5	(4,402.8)	2,303.0
Property, plant and equipment, net	6.5	1,539.3	904.3	—	2,450.1
Goodwill	—	—	525.8	—	525.8
Intercompany notes receivable	—	—	200.0	(200.0)	—
Investments in subsidiaries	6,434.3	37.7	—	(6,472.0)	—
Other assets	98.3	83.1	174.3	—	355.7
Total assets	$6,545.0	$2,019.5	$8,144.9	$(11,074.8)	$5,634.6
Liabilities and stockholders’ equity:
Accounts payable	$4.6	$184.0	$332.6	$—	$521.2
Intercompany notes payable	2,457.1	1,945.7	—	(4,402.8)	—
Short-term contract liabilities	—	26.4	52.3	—	78.7
Short-term debt and current portion of long-term debt	1.4	0.2	9.9	—	11.5
Other current liabilities	51.5	68.1	118.2	—	237.8
Total current liabilities	2,514.6	2,224.4	513.0	(4,402.8)	849.2
Long-term debt	1,130.1	150.4	106.9	—	1,387.4
Intercompany notes payable	—	200.0	—	(200.0)	—
Accrued postretirement benefits	—	261.2	51.3	—	312.5
Pension liabilities	678.8	3.8	48.9	—	731.5
Other long-term liabilities	28.3	44.1	88.4	—	160.8
Total liabilities	4,351.8	2,883.9	808.5	(4,602.8)	3,441.4
Total stockholders’ equity (deficit)	2,193.2	(864.4)	7,336.4	(6,472.0)	2,193.2
Total liabilities and stockholders’ equity	$6,545.0	$2,019.5	$8,144.9	$(11,074.8)	$5,634.6

Allegheny Technologies Incorporated
Financial Information for Subsidiary and Guarantor Parent
Statements of Operations
For the year ended December 31, 2019

(In millions)	Guarantor Parent	Subsidiary	Non-guarantor Subsidiaries	Eliminations	Consolidated
Sales	$—	$1,429.0	$2,693.5	$—	$4,122.5
Cost of sales	13.5	1,302.8	2,168.4	—	3,484.7
Gross profit (loss)	(13.5)	126.2	525.1	—	637.8
Selling and administrative expenses	116.5	33.2	117.5	—	267.2
Restructuring charges	4.5	—	—	—	4.5
Operating income (loss)	(134.5)	93.0	407.6	—	366.1
Nonoperating retirement benefit expense	(47.5)	(24.7)	(1.4)	—	(73.6)
Interest income (expense), net	(148.2)	(131.6)	180.8	—	(99.0)
Debt extinguishment charge	(21.6)	—	—	—	(21.6)
Other income (expense) including equity in income of unconsolidated subsidiaries	593.4	(22.0)	90.2	(591.9)	69.7
Income (loss) before income taxes	241.6	(85.3)	677.2	(591.9)	241.6
Income tax provision (benefit)	(28.5)	(18.3)	115.6	(97.3)	(28.5)
Net income (loss)	270.1	(67.0)	561.6	(494.6)	270.1
Less: Net income attributable to noncontrolling interest	—	—	12.5	—	12.5
Net income (loss) attributable to ATI	$270.1	$(67.0)	$549.1	$(494.6)	$257.6

Allegheny Technologies Incorporated
Financial Information for Subsidiary and Guarantor Parent
Statements of Comprehensive Income (Loss)
For the year ended December 31, 2019

(In millions)	Guarantor Parent	Subsidiary	Non-guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$270.1	$(67.0)	$561.6	$(494.6)	$270.1
Other comprehensive income (loss)
Currency translation adjustment arising during the period	(4.0)	—	(4.0)	4.0	(4.0)
Net derivative gain on hedge transactions	10.3	—	—	—	10.3
Pension and postretirement benefits	(75.5)	3.8	(15.2)	11.4	(75.5)
Other comprehensive income (loss), net of tax	(69.2)	3.8	(19.2)	15.4	(69.2)
Comprehensive income (loss)	200.9	(63.2)	542.4	(479.2)	200.9
Less: Comprehensive income attributable to noncontrolling interest	—	—	11.2	—	11.2
Comprehensive income (loss) attributable to ATI	$200.9	$(63.2)	$531.2	$(479.2)	$189.7

Condensed Statements of Cash Flows
For the year ended December 31, 2019

(In millions)	Guarantor Parent	Subsidiary	Non-guarantor Subsidiaries	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$16.1	$(109.1)	$344.1	$(21.0)	$230.1
Investing Activities:
Purchases of property, plant and equipment	(0.7)	(33.4)	(134.1)	—	(168.2)
Net receipts (payments) on intercompany activity	—	—	(308.0)	308.0	—
Proceeds from disposals of property, plant and equipment	—	0.1	91.9	—	92.0
Proceeds from sales of businesses, net of transaction costs	—	—	158.1	—	158.1
Other	(0.2)	—	—	—	(0.2)
Cash flows provided by (used in) investing activities	(0.9)	(33.3)	(192.1)	308.0	81.7
Financing Activities:
Borrowings on long-term debt	350.0	—	—	—	350.0
Payments on long-term debt and finance leases	(500.7)	(0.2)	(6.7)	—	(507.6)
Net borrowings under credit facilities	—	—	4.9	—	4.9
Debt issuance costs	(5.5)	—	—	—	(5.5)
Debt extinguishment charge	(20.9)	—	—	—	(20.9)
Net receipts (payments) on intercompany activity	172.0	136.0	—	(308.0)	—
Dividends paid to stockholders	—	—	(21.0)	21.0	—
Dividends paid to noncontrolling interests	—	—	(14.0)	—	(14.0)
Shares repurchased for income tax withholding on share-based compensation and other	(9.9)	—	—	—	(9.9)
Cash flows provided by (used in) financing activities	(15.0)	135.8	(36.8)	(287.0)	(203.0)
Increase (decrease) in cash and cash equivalents	$0.2	$(6.6)	$115.2	$—	$108.8

Allegheny Technologies Incorporated
Financial Information for Subsidiary and Guarantor Parent
Balance Sheets
December 31, 2018

(In millions)	Guarantor Parent	Subsidiary	Non-guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Cash and cash equivalents	$0.1	$10.8	$371.1	$—	$382.0
Accounts receivable, net	—	126.3	401.5	—	527.8
Intercompany notes receivable	—	—	3,968.8	(3,968.8)	—
Short-term contract assets	—	—	51.2	—	51.2
Inventories, net	—	216.1	995.0	—	1,211.1
Prepaid expenses and other current assets	12.9	29.3	32.4	—	74.6
Total current assets	13.0	382.5	5,820.0	(3,968.8)	2,246.7
Property, plant and equipment, net	1.7	1,548.4	924.9	—	2,475.0
Goodwill	—	—	534.7	—	534.7
Intercompany notes receivable	—	—	200.0	(200.0)	—
Investments in subsidiaries	6,096.4	37.7	—	(6,134.1)	—
Other assets	35.6	30.7	179.1	—	245.4
Total assets	$6,146.7	$1,999.3	$7,658.7	$(10,302.9)	$5,501.8
Liabilities and stockholders’ equity:
Accounts payable	$3.3	$177.5	$318.0	$—	$498.8
Intercompany notes payable	2,102.8	1,866.0	—	(3,968.8)	—
Short-term contract liabilities	—	33.0	38.4	—	71.4
Short-term debt and current portion of long-term debt	0.2	0.7	5.7	—	6.6
Other current liabilities	59.1	71.7	129.3	—	260.1
Total current liabilities	2,165.4	2,148.9	491.4	(3,968.8)	836.9
Long-term debt	1,278.8	151.8	104.9	—	1,535.5
Intercompany notes payable	—	200.0	—	(200.0)	—
Accrued postretirement benefits	—	259.2	59.2	—	318.4
Pension liabilities	681.6	4.0	44.4	—	730.0
Other long-term liabilities	29.3	17.6	42.5	—	89.4
Total liabilities	4,155.1	2,781.5	742.4	(4,168.8)	3,510.2
Total stockholders’ equity (deficit)	1,991.6	(782.2)	6,916.3	(6,134.1)	1,991.6
Total liabilities and stockholders’ equity	$6,146.7	$1,999.3	$7,658.7	$(10,302.9)	$5,501.8

Allegheny Technologies Incorporated
Financial Information for Subsidiary and Guarantor Parent
Statements of Operations
For the year ended December 31, 2018

(In millions)	Guarantor Parent	Subsidiary	Non-guarantor Subsidiaries	Eliminations	Consolidated
Sales	$—	$1,410.3	$2,636.3	$—	$4,046.6
Cost of sales	16.6	1,302.4	2,097.3	—	3,416.3
Gross profit (loss)	(16.6)	107.9	539.0	—	630.3
Selling and administrative expenses	101.7	34.2	132.3	—	268.2
Operating income (loss)	(118.3)	73.7	406.7	—	362.1
Nonoperating retirement benefit expense	(12.7)	(19.5)	(1.7)	—	(33.9)
Interest income (expense), net	(138.8)	(114.6)	152.4	—	(101.0)
Other income (expense) including equity in income of unconsolidated subsidiaries	517.5	16.8	0.8	(514.6)	20.5
Income (loss) before income taxes	247.7	(43.6)	558.2	(514.6)	247.7
Income tax provision (benefit)	11.0	(8.7)	83.9	(75.2)	11.0
Net income (loss)	236.7	(34.9)	474.3	(439.4)	236.7
Less: Net income attributable to noncontrolling interest	—	—	14.3	—	14.3
Net income (loss) attributable to ATI	$236.7	$(34.9)	$460.0	$(439.4)	$222.4

Allegheny Technologies Incorporated
Financial Information for Subsidiary and Guarantor Parent
Statements of Comprehensive Income (Loss)
For the year ended December 31, 2018

(In millions)	Guarantor Parent	Subsidiary	Non-guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$236.7	$(34.9)	$474.3	$(439.4)	$236.7
Other comprehensive income (loss)
Currency translation adjustment arising during the period	(26.6)	—	(26.6)	26.6	(26.6)
Net derivative loss on hedge transactions	(18.1)	—	—	—	(18.1)
Pension and postretirement benefits	(67.5)	(19.1)	0.7	18.4	(67.5)
Other comprehensive income (loss), net of tax	(112.2)	(19.1)	(25.9)	45.0	(112.2)
Comprehensive income (loss)	124.5	(54.0)	448.4	(394.4)	124.5
Less: Comprehensive income attributable to noncontrolling interest	—	—	8.1	—	8.1
Comprehensive income (loss) attributable to ATI	$124.5	$(54.0)	$440.3	$(394.4)	$116.4

Condensed Statements of Cash Flows
For the year ended December 31, 2018

(In millions)	Guarantor Parent	Subsidiary	Non-guarantor Subsidiaries	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$(107.0)	$(223.9)	$738.7	$(15.0)	$392.8
Investing Activities:
Purchases of property, plant and equipment	(2.1)	(26.2)	(110.9)	—	(139.2)
Net receipts (payments) on intercompany activity	—	—	(346.5)	346.5	—
Proceeds from disposal of property, plant and equipment	—	2.6	0.2	—	2.8
Purchases of businesses	—	—	(10.0)	—	(10.0)
Other	1.3	—	—	—	1.3
Cash flows provided by (used in) investing activities	(0.8)	(23.6)	(467.2)	346.5	(145.1)
Financing Activities:
Borrowings on long-term debt	—	—	7.1	—	7.1
Payments on long-term debt and finance leases	(0.2)	(0.9)	(5.3)	—	(6.4)
Net payments under credit facilities	—	—	(5.9)	—	(5.9)
Net receipts (payments) on intercompany activity	112.5	234.0	—	(346.5)	—
Dividends paid to stockholders	—	—	(15.0)	15.0	—
Dividends paid to noncontrolling interests	—	—	(10.0)	—	(10.0)
Sale of noncontrolling interests	—	11.7	2.7	—	14.4
Shares repurchased for income tax withholding on share-based compensation and other	(6.5)	—	—	—	(6.5)
Cash flows provided by (used in) financing activities	105.8	244.8	(26.4)	(331.5)	(7.3)
Increase (decrease) in cash and cash equivalents	$(2.0)	$(2.7)	$245.1	$—	$240.4

Allegheny Technologies Incorporated
Financial Information for Subsidiary and Guarantor Parent
Statements of Operations
For the year ended December 31, 2017

(In millions)	Guarantor Parent	Subsidiary	Non-guarantor Subsidiaries	Eliminations	Consolidated
Sales	$—	$1,178.9	$2,346.2	$—	$3,525.1
Cost of sales	14.6	1,085.5	1,928.0	—	3,028.1
Gross profit (loss)	(14.6)	93.4	418.2	—	497.0
Selling and administrative expenses	86.6	36.9	124.5	—	248.0
Impairment of goodwill	—	—	114.4	—	114.4
Operating income (loss)	(101.2)	56.5	179.3	—	134.6
Nonoperating retirement benefit expense	(32.2)	(18.7)	(3.4)	—	(54.3)
Interest income (expense), net	(155.8)	(90.0)	112.0	—	(133.8)
Debt extinguishment charge	(37.0)	—	—	—	(37.0)
Other income (expense) including equity in income of unconsolidated subsidiaries	239.7	1.6	2.4	(239.7)	4.0
Income (loss) before income taxes	(86.5)	(50.6)	290.3	(239.7)	(86.5)
Income tax provision (benefit)	(6.8)	(16.6)	131.4	(114.8)	(6.8)
Net income (loss)	(79.7)	(34.0)	158.9	(124.9)	(79.7)
Less: Net income attributable to noncontrolling interest	—	—	12.2	—	12.2
Net income (loss) attributable to ATI	$(79.7)	$(34.0)	$146.7	$(124.9)	$(91.9)

Allegheny Technologies Incorporated
Financial Information for Subsidiary and Guarantor Parent
Statements of Comprehensive Income (Loss)
For the year ended December 31, 2017

(In millions)	Guarantor Parent	Subsidiary	Non-guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(79.7)	$(34.0)	$158.9	$(124.9)	$(79.7)
Other comprehensive income (loss)
Currency translation adjustment arising during the period	39.1	—	39.1	(39.1)	39.1
Net derivative gain on hedge transactions	7.1	—	—	—	7.1
Pension and postretirement benefits	27.3	(5.8)	(10.7)	16.5	27.3
Other comprehensive income (loss), net of tax	73.5	(5.8)	28.4	(22.6)	73.5
Comprehensive income (loss)	(6.2)	(39.8)	187.3	(147.5)	(6.2)
Less: Comprehensive income attributable to noncontrolling interest	—	—	19.8	—	19.8
Comprehensive income (loss) attributable to ATI	$(6.2)	$(39.8)	$167.5	$(147.5)	$(26.0)

Condensed Statements of Cash Flows
For the year ended December 31, 2017

(In millions)	Guarantor Parent	Subsidiary	Non-guarantor Subsidiaries	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$(78.8)	$(101.5)	$214.7	$(12.0)	$22.4
Investing Activities:
Purchases of property, plant and equipment	(0.9)	(38.5)	(83.3)	—	(122.7)
Net receipts (payments) on intercompany activity	—	—	(223.9)	223.9	—
Proceeds from disposal of property, plant and equipment	—	0.1	2.6	—	2.7
Other	—	—	0.4	—	0.4
Cash flows provided by (used in) investing activities	(0.9)	(38.4)	(304.2)	223.9	(119.6)
Financing Activities:
Borrowings on long-term debt	—	—	8.5	—	8.5
Payments on long-terms debt and finance leases	(350.4)	(0.3)	(2.3)	—	(353.0)
Net borrowings under credit facilities	—	—	1.6	—	1.6
Debt issuance costs	—	—	(0.8)	—	(0.8)
Debt extinguishment charge	(35.8)	—	—	—	(35.8)
Net receipts (payments) on intercompany activity	72.7	151.2	—	(223.9)	—
Issuance of common stock	397.8	—	—	—	397.8
Dividends paid to stockholders	—	—	(12.0)	12.0	—
Dividends paid to noncontrolling interests	—	—	(8.0)	—	(8.0)
Sale to noncontrolling interest	—	—	3.7	—	3.7
Shares repurchased for income tax withholding on share-based compensation	(4.8)	—	—	—	(4.8)
Cash flows provided by (used in) financing activities	79.5	150.9	(9.3)	(211.9)	9.2
Increase (decrease) in cash and cash equivalents	$(0.2)	$11.0	$(98.8)	$—	$(88.0)